UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2007
                                               ----------------


Check here if Amendment [  ]: Amendment Number: ______________

        This Amendment (Check only one):   |_|  is a restatement
                                           |_| adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:             Anchorage Advisors, LLC
Address:          610 Broadway, 6th Floor
                  New York, NY 10012


Form 13F File Number:      028-11711
                       ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kevin M. Ulrich
Title:    Managing Member of Anchorage Advisors Management, LLC
Phone:    212-432-4600

Signature, Place and Date of Signing:


 /s/ Kevin M. Ulrich               New York, New York          August 14, 2007
-----------------------------     --------------------     --------------------
       [Signature]                    [City, State]                [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                                      0
                                                            --------------------

Form 13F Information Table Entry Total:                                28
                                                            --------------------

Form 13F Information Table Value Total:                          $665,204
                                                            --------------------
                                                               (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



        None

                                                       ANCHORAGE ADVISORS, LLC
                                                              FORM 13F
                                                     Quarter Ended June 30, 2007

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                                   TITLE OF                    VALUE     SHARES   SH/ PUT/ INVESTMENT OTHER     VOTING  AUTHORITY
NAME OF ISSUER                      CLASS         CUSIP      (X$1000)    PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE   SHARED NONE
------------------------------- ------------- ------------ ------------ --------- --- ---- ---------- -------- --------- ------ ----
ADVANCED MEDICAL OPTICS INC          COM        00763M108       $27,904   800,000  SH         SOLE               800,000
------------------------------- ------------- ------------ ------------ --------- --- ---- ---------- -------- --------- ------ ----
ALCATEL-LUCENT                     SPON ADR     013904305       $33,250 2,375,000  SH         SOLE             2,375,000
------------------------------- ------------- ------------ ------------ --------- --- ---- ---------- -------- --------- ------ ----
APRIA HEALTHCARE GROUP INC           COM        037933108        $2,877   100,000  SH  PUT    SOLE               100,000
------------------------------- ------------- ------------ ------------ --------- --- ---- ---------- -------- --------- ------ ----
ATLAS AIR WORLDWIDE HLDGS IN       COM NEW      049164205        $1,300    22,060  SH         SOLE                22,060
------------------------------- ------------- ------------ ------------ --------- --- ---- ---------- -------- --------- ------ ----
ATP OIL & GAS CORP                   COM        00208J108       $37,184   764,466  SH         SOLE               764,466
------------------------------- ------------- ------------ ------------ --------- --- ---- ---------- -------- --------- ------ ----
CF INDS HLDGS INC                    COM        125269100       $82,935 1,384,784  SH         SOLE             1,384,784
------------------------------- ------------- ------------ ------------ --------- --- ---- ---------- -------- --------- ------ ----
DARLING INTL INC                     COM        237266101       $13,816 1,511,544  SH         SOLE             1,511,544
------------------------------- ------------- ------------ ------------ --------- --- ---- ---------- -------- --------- ------ ----
DELTA AIR LINES INC DEL            COM NEW      247361702        $1,970   100,000  SH         SOLE               100,000
------------------------------- ------------- ------------ ------------ --------- --- ---- ---------- -------- --------- ------ ----
DESIGN WITHIN REACH INC              COM        250557105        $3,094   519,935  SH         SOLE               519,935
------------------------------- ------------- ------------ ------------ --------- --- ---- ---------- -------- --------- ------ ----
EDDIE BAUER HLDGS INC                COM        071625107       $17,669 1,375,000  SH         SOLE             1,375,000
------------------------------- ------------- ------------ ------------ --------- --- ---- ---------- -------- --------- ------ ----
FRONTEER DEV GROUP INC               COM        35903Q106       $66,311 5,565,900  SH         SOLE             5,565,900
------------------------------- ------------- ------------ ------------ --------- --- ---- ---------- -------- --------- ------ ----
GROUP 1 AUTOMOTIVE INC               COM        398905109       $15,273   378,600  SH         SOLE               378,600
------------------------------- ------------- ------------ ------------ --------- --- ---- ---------- -------- --------- ------ ----
HOVNANIAN ENTERPRISES INC            CL A       442487203        $6,612   400,000  SH         SOLE               400,000
------------------------------- ------------- ------------ ------------ --------- --- ---- ---------- -------- --------- ------ ----
KAISER ALUMINUM CORP            COM PAR $0.01   483007704        $3,979    54,600  SH         SOLE                54,600
------------------------------- ------------- ------------ ------------ --------- --- ---- ---------- -------- --------- ------ ----
LINCARE HLDGS INC                    COM        532791100        $8,070   202,500  SH  PUT    SOLE               202,500
------------------------------- ------------- ------------ ------------ --------- --- ---- ---------- -------- --------- ------ ----
LIVEPERSON INC                       COM        538146101        $8,929 1,668,901  SH         SOLE             1,668,901
------------------------------- ------------- ------------ ------------ --------- --- ---- ---------- -------- --------- ------ ----
LODGENET ENTMT CORP                  COM        540211109       $29,656   925,000  SH         SOLE               925,000
------------------------------- ------------- ------------ ------------ --------- --- ---- ---------- -------- --------- ------ ----
M D C HLDGS INC                      COM        552676108        $7,254   150,000  SH         SOLE               150,000
------------------------------- ------------- ------------ ------------ --------- --- ---- ---------- -------- --------- ------ ----
NRG ENERGY INC                     COM NEW      629377508       $84,740 2,038,500  SH         SOLE             2,038,500
------------------------------- ------------- ------------ ------------ --------- --- ---- ---------- -------- --------- ------ ----
OMNICARE INC                         COM        681904108       $12,621   350,000  SH         SOLE               350,000
------------------------------- ------------- ------------ ------------ --------- --- ---- ---------- -------- --------- ------ ----
PINNACLE AIRL CORP                   COM        723443107        $5,490   292,804  SH         SOLE               292,804
------------------------------- ------------- ------------ ------------ --------- --- ---- ---------- -------- --------- ------ ----
PXRE GROUP LTD                       COM       G730181069        $5,105 1,100,136  SH         SOLE             1,100,136
------------------------------- ------------- ------------ ------------ --------- --- ---- ---------- -------- --------- ------ ----
REDENVELOPE INC                      COM        75733R601          $950   143,500  SH         SOLE               143,500
------------------------------- ------------- ------------ ------------ --------- --- ---- ---------- -------- --------- ------ ----
ROTECH HEALTHCARE INC                COM        778669101           $84    77,801  SH         SOLE                77,801
------------------------------- ------------- ------------ ------------ --------- --- ---- ---------- -------- --------- ------ ----
SOLERA HOLDINGS INC                  COM        83421A104       $19,380 1,000,000  SH         SOLE             1,000,000
------------------------------- ------------- ------------ ------------ --------- --- ---- ---------- -------- --------- ------ ----
TENET HEALTHCARE CORP                COM        88033G100        $6,510 1,000,000  SH         SOLE             1,000,000
------------------------------- ------------- ------------ ------------ --------- --- ---- ---------- -------- --------- ------ ----
TERRA INDUSTRIES INC                 COM        880915103      $156,969 6,175,000  SH         SOLE             6,175,000
------------------------------- ------------- ------------ ------------ --------- --- ---- ---------- -------- --------- ------ ----
WASTE SERVICES INC DEL             COM NEW      941075202        $5,272   433,900  SH         SOLE               433,900
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